Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 4,436,194	₩ 4,866,092
Acquisition	1,246,386	131,183
Disposal	(15,221)	(51,675)
Transfer	277,608	285,485
Amortization	(1,011,307)	(1,018,657)
Reversal (Impairment)	506
Impairment	(147)	(206,569)
Business combination	9,764	430,335
Spin-off	(1,074,161)
Ending balance	3,869,769	4,436,194
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,932,765	2,647,501
Acquisition	1,145,999
Amortization	(519,075)	(516,348)
Reversal (Impairment)	0
Impairment		(198,388)
Ending balance	2,559,689	1,932,765
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,720	7,349
Acquisition	175	550
Disposal	(76)	(100)
Amortization	(2,087)	(3,079)
Ending balance	2,732	4,720
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	71,442	66,824
Acquisition	5,158	1,836
Disposal	(8)	(513)
Transfer	390	8,281
Amortization	(6,377)	(4,825)
Reversal (Impairment)	(36)
Impairment		(161)
Spin-off	(14,615)
Ending balance	55,954	71,442
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,364	11,146
Acquisition	1,279	1,141
Disposal	(150)	(294)
Transfer		3,302
Amortization	(3,210)	(4,644)
Reversal (Impairment)	0
Impairment		(1,287)
Spin-off	(7,083)
Ending balance	200	9,364
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,880	25,832
Acquisition	1,690	1,810
Disposal	(21)	(3)
Transfer	328	434
Amortization	(6,003)	(6,193)
Spin-off	0
Ending balance	17,874	21,880
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	919,863	591,371
Acquisition	4,854	2,014
Disposal	(461)	(1,604)
Transfer		491
Amortization	(53,342)	(52,849)
Business combination	4,705	380,440
Spin-off	(548,362)
Ending balance	327,257	919,863
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106,865	80,410
Acquisition	6,518	11,821
Disposal	(9,925)	(35,432)
Transfer		544
Reversal (Impairment)	653
Impairment		(323)
Business combination		49,845
Spin-off	(15,617)
Ending balance	88,494	106,865
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	374,096	374,096
Spin-off	(374,096)
Ending balance	0	374,096
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	995,199	1,061,563
Acquisition	80,713	112,011
Disposal	(4,580)	(13,729)
Transfer	276,890	272,433
Amortization	(421,213)	(430,719)
Reversal (Impairment)	(111)
Impairment		(6,410)
Business combination	5,059	50
Spin-off	(114,388)
Ending balance	₩ 817,569	₩ 995,199